Impairment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [Line Items]
Impairment loss of other intangible assets	¥ 214		¥ 1,447
Impairment loss of property and equipment
LINE business and portal CGU [member]
Disclosure of information for cash-generating units [Line Items]
Impairment loss of goodwill
MixRadio Limited [member]
Disclosure of information for cash-generating units [Line Items]
Impairment loss of goodwill			2,692
Impairment loss of other intangible assets			1,374
Impairment loss of property and equipment			¥ 54
Kiwiple [member]
Disclosure of information for cash-generating units [Line Items]
Impairment loss of other intangible assets	134
LINE Games Global Gateway L.P.[member]
Disclosure of information for cash-generating units [Line Items]
Impairment loss of other intangible assets	¥ 80